Receivables, net and Contract assets and liabilities - Receivables, net and Allowance for doubtful accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables, net and Contract assets and liabilities
Trade receivables	$ 7,107	$ 6,478
Other receivables	646	688
Allowance	(307)	(308)	$ (339)
Total receivables, net	7,446	6,858
Contractual retention amounts billed to customers	$ 104	100
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	61.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date	28.00%
Allowance for doubtful accounts
Balance at January 1	$ 308	339	357
Current-period provision for expected credit losses	47	37	33
Write-offs charged against the allowance	(48)	(48)	(37)
Exchange rate differences	0	(20)	(14)
Balance at December 31	$ 307	$ 308	$ 339